Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

7. Income Taxes

        The Company intends to elect and qualify to be taxed as a real estate investment trust under Section 856 through 860 of the Internal Revenue Code. To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement that it currently distribute at least 90% of its adjusted taxable income to its owners. The Company's current intention is to adhere to these requirements and maintain the qualification for taxation as a REIT. As a REIT, the Company is not subject to federal corporate income tax on that portion of net income that is currently distributed to its owners. However, the Company's taxable REIT subsidiaries ("TRS") will generally be subject to federal, state, and local income taxes.

        The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in earnings in the period when the new rate is enacted.

        The Company had no accruals for tax uncertainties as of September 30, 2011 and December 31, 2010.

14. Income Taxes

        For federal income tax purposes, the cash distributions paid to the preferred unitholders and to the Company may be characterized as ordinary income, return of capital (generally non-taxable) or capital gains. The following characterizes partner distributions made to the Company and preferred unitholders for the years ended December 31, 2010 and 2009:

	For the Years Ended December 31,
	2010	2009
Partner distributions
Ordinary income	100.0%	—
Return of capital	—	100.0%
Capital gains	—	—

	100%	100%

Preferred distributions
Ordinary income	100.0%	—
Return of capital	—	100.0%
Capital gains	—	—

	100.0%	100%

        The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2010	2009	2008
Current:
Federal	$—	$—	$—
State	(997)	(1,801)	(883)
Deferred:
Federal	52	—	1,694
State	—	—	134

Total net deferred tax (expense) / benefit	$(945)	$(1,801)	$945

        The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010, 2009 and 2008 as a result of the following differences:

	For the Years Ended December 31,
	2010	2009	2008
Expected federal tax benefit at statutory rate	$14,897	$56,650	$11,007
Tax impact of passthrough entities	(5,850)	(5,690)	(5,578)
Tax impact of REIT election	2,162	(37,702)	1,050

Expected tax benefit at TRS	11,209	13,258	6,479
Change in valuation allowance	(12,426)	(13,589)	(5,309)
State income tax benefit (expense), net of federal tax benefit	143	(556)	(206)
Other, net	129	(914)	(19)

Income tax (expense) benefit	$(945)	$(1,801)	$945

        During 2009, the Company identified an unrecorded prior period (2007) state tax expense totaling $981 which was corrected in the 2009 Statement of Operations as an adjustment to increase current period income tax expense.

        Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	December 31,
	2010	2009
Property and equipment	$—	$(3,978)
Prepaid expenses	(794)	(531)
Accrued Interest	(5)	—

Gross deferred tax liabilities	$(799)	$(4,509)

Property and equipment	$2,070	$—
Allowance for doubtful accounts	158	50
Incentive and vacation accrual	1,189	804
Inventory basis difference	37	33
Transaction Costs	135	208
Alternative minimum tax credit carryforward	26	78
Net operating loss carryforwards	28,507	22,232
Valuation allowance	(31,323)	(18,896)

Gross deferred tax assets	$799	$4,509

        The Company recorded a valuation allowance of approximately $31.3 million and $18.9 million related to its net operating loss, or NOL, carryforwards and other deferred tax assets at December 31, 2010 and 2009, respectively, as the Company believed it was more likely than not that it would not realize the benefits associated with these NOLs and other deferred tax assets. The ability to carry forward the NOLs of approximately $28.5 million will begin to expire in 2026, if not utilized by then. If the Company's TRS entities were to experience a change in control as defined in Section 382 of the Code, the TRS's ability to utilize NOLs in the years after the change in control would be limited.

        The net current and non-current components of deferred income taxes included in the combined consolidated balance sheets are as follows:

	December 31,
	2010	2009
Current net deferred tax assets	$—	$—
Current net deferred tax liabilities	(799)	(4,509)
Non-current net deferred tax assets	799	4,509
Non-current net deferred tax liabilities	—	—

Net deferred tax liability	$—	$—